Condensed financial information of Plastec Technologies, Ltd. (Details 1) (HKD) In Thousands, unless otherwise specified	8 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2012
Condensed Income Statements, Captions [Line Items]
Revenues	933,888	911,294	1,207,811	1,167,115	1,313,818	1,291,223
Other incomes	6,266	1,600	7,737	2,508	7,098	2,431
Finance costs	(1,559)	(1,880)	(1,688)	(1,160)	(2,374)	(2,695)
Income before income tax expense	63,167	53,414	191,301	84,614	76,989	67,215
Income tax expense	3,344	13,379	23,480	3,734	6,777	16,811
Total comprehensive income	59,823	40,035	167,821	80,880	70,212	50,404
Parent [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	0		414,000	224,758		0
Other incomes	3,323		12,119	12,192		4,803
Administrative expenses	(2,243)		(4,101)	(4,455)		(4,163)
Finance costs	(3)		0	0		0
Income before income tax expense	1,077		422,018	232,495		640
Income tax expense	0		(1,519)	(1,379)		0
Total comprehensive income	1,077		420,499	231,116		640